Pension And Other Employee Benefit Plans (Schedule Of Changes In Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 101.3
Unfunded status at end of year	(39.1)	(12.2)
Unamortized net actuarial loss in accumulated OCI	61.8	37.0
Unamortized prior service cost in accumulated OCI	0.2	0.3
Net amount recognized	22.9	25.1
Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	87.5	77.4
Actual (loss)/gain on plan assets	11.4	(2.7)
Employer contribution	1.4	16.2
Plan participants' contributions	0.3	1.5
Benefits paid and other disbursements	(1.3)	(1.6)
Foreign currency exchange rate changes	2.0	(3.3)
Fair value of plan assets at end of year	101.3	87.5
Unfunded status at end of year	(39.1)	(12.2)
Unamortized net actuarial loss in accumulated OCI	61.8	37.0
Unamortized prior service cost in accumulated OCI	0.2	0.3
Net amount recognized	$ 22.9	$ 25.1